Offerings - Offering: 1	Nov. 25, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	1,195,428
Proposed Maximum Offering Price per Unit	0.93
Maximum Aggregate Offering Price	$ 1,111,748.04
Fee Rate	0.01381%
Amount of Registration Fee	$ 153.53
Offering Note	(1) This represents (i) an automatic increase in the number of shares of common stock of the registrant reserved for issuance under the NovaBay Pharmaceuticals, Inc. 2017 Omnibus Incentive Plan, pursuant to an evergreen provision contained in Section 4(a) therein and (ii) an increase of 1,000,000 in the number of shares of common stock of the registrant reserved for issuance pursuant to a stockholder vote at the annual meeting of shareholders held on October 16, 2025. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers any additional securities that may from time to time be offered or issued resulting from any stock splits, stock dividends, recapitalizations or other similar transactions. (2) This calculation is made solely for the purpose of determining the registration fee pursuant to the provisions of Rule 457(c) and (h) under the Securities Act, based on the average of the high and low sales prices of the registrant's common stock on November 24, 2025, as reported by NYSE American LLC.